Condensed Consolidated Interim Balance Sheets - USD ($)	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Current
Cash and cash equivalents	$ 375,133	$ 507,311	$ 543,650
Accounts receivable, net of allowance for doubtful accounts of $25,695 (March 31, 2018 - $19,694)	1,521,109	212,730	383,903
Prepaid expenses and other receivables (Note 5)	1,831,956	433,655	228,047
Inventories (Note 6)	335,606	237,443	228,249
Due from related parties (Note 9(a))	17,989	18,897	18,731
Total Current Assets	4,081,793	1,410,036	1,402,580
Equipment (Note 7)	135,842	159,961	227,421
Technology and other assets (Note 4)	4,497,037	4,706,719	5,030,624
Goodwill	22,308,275	22,308,275	22,308,275
Total Assets	31,022,947	28,584,991	28,968,900
Current
Accounts payable (Notes 9(b) and 13)	1,394,452	724,673	784,771
Accrued liabilities (Note 9(b))	1,099,570	1,529,505	1,228,657
Customer advances	0	800	121,562
Demand loans (Note 8)	0	51,479	330,600
Promissory Note Payable (Note 8)		0	236,548
Convertible loans (Note 8(b))	3,538,859	0	2,017,488
Deferred revenue	285,140	122,667	98,624
Shares to be issued, stock options and warrants (Notes 10, 11 and 12)	0	5,692,853	0
Total Current Liabilities	6,318,021	8,121,977	4,818,250
Shareholders' Equity
Preferred Stock, par value $0.001; Authorized - 10,000,000; Special Voting Preferred Stock, par value $0.001 - Authorized, issued and outstanding - 1 (March 31, 2018 – 1)	0	0	0
Common Shares, par value $0.001; Authorized - 500,000,000 (March 31, 2018 – 250,000,000); Issued and outstanding - 2,337,964 and 273,574 Exchangeable Shares (March 31, 2018 – 1,368,856 and 295,146 Exchangeable Shares)	2,611	1,664	645
Additional paid in capital	67,570,756	56,195,541	45,184,320
Deficit	(42,910,590)	(35,776,340)	(21,076,464)
Accumulated other comprehensive income	42,149	42,149	42,149
Total Shareholders' Equity	24,704,926	20,463,014	24,150,650
Total Liabilities and Shareholders' Equity	$ 31,022,947	$ 28,584,991	$ 28,968,900